Exploration and evaluation assets - Reconciliation of Change in Carrying Amount (Details) - Exploration and evaluation assets [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	$ 224,286	$ 198,379
Acquisitions	129,578
Additions	17,672	36,018
Dispositions	(63,528)
Changes in asset retirement obligations	3,075
Transfers to capital assets	(29,329)	(14,110)
Depreciation	(9,219)	(335)
Foreign exchange	11,731	4,334
Balance at December 31	284,266	224,286
Property, plant and equipment	284,266	224,286
Cost
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	460,331
Balance at December 31	497,209	460,331
Property, plant and equipment	497,209	460,331
Accumulated depreciation
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	(236,045)
Balance at December 31	(212,943)	(236,045)
Property, plant and equipment	$ (212,943)	$ (236,045)